Convertible Notes Payable (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended						1 Months Ended		12 Months Ended			1 Months Ended
	Feb. 14, 2014	Feb. 07, 2014	Feb. 06, 2014	Oct. 10, 2013	Aug. 02, 2013	May 13, 2013	Feb. 28, 2014	Jul. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 17, 2014
Debt Instrument, Interest Rate During Period								8.00%	100.00%
Proceeds from Convertible Debt								$ 489	$ 304	$ 489	$ 250
Debt Instrument, Payment Terms								nine months
Common Stock Discount Rate Percentage								35.00%
Discount On Debt Related To Convertible Note								263
Stock Issued During Period Value Accrued Interest							5
Stock Issued During Period, Shares, Conversion of Convertible Securities	121,176	53,700	67,476	53,618	232,948	109,279	121,176
Stock Issued During Period, Value, Conversion of Convertible Securities		54	75	104	154	104	129		128	375
Convertible Notes Payable [Member]
Debt Instrument, Interest Rate During Period												8.00%
Proceeds from Convertible Debt												$ 304
Debt Instrument, Payment Terms												nine months
Common Stock Discount Rate Percentage												35.00%